PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

Cost	Mine properties (i)	Development properties (ii)	Exploration, evaluation and pre-development properties (iii)	Buildings, plant and equipment	Total
Balance as at January 1, 2022	$2,160	$76,385	$223,220	$206,241	$508,006
Additions	—	32,422	241	23,450	56,113
Disposals	—	—	—	(24)	(24)
IFRS 16 Right of Use assets	—	—	—	280	280
Change in estimate of provision for environmental rehabilitation	—	(994)	(22,608)	—	(23,602)
Transfers	—	899	7,182	(8,081)	—
Balance as at December 31, 2022	2,160	108,712	208,035	221,866	540,773
Additions	—	15,366	83,707	18,778	117,851
Disposals	—	—	—	(1,749)	(1,749)
IFRS 16 Right of Use assets	—	—	—	252	252
Transfers	—	(4,663)	—	4,663	—
Change in estimate of provision for environmental rehabilitation	—	121	(2,508)	—	(2,387)
Adjustments	—	—	—	(134)	(134)
Balance as at December 31, 2023	$2,160	$119,536	$289,234	$243,676	$654,606

Accumulated depreciation and impairment
Balance as at January 1, 2022	$2,160	$—	$—	$3,197	$5,357
Depletion, depreciation and amortization	—	—	—	6,177	6,177
Disposals	—	—	—	(22)	(22)
Balance as at December 31, 2022	2,160	—	—	9,352	11,512
Depletion, depreciation and amortization	—	—	—	5,023	5,023
Disposals	—	—	—	(450)	(450)
Adjustments	—	—	—	(106)	(106)
Balance as at December 31, 2023	$2,160	$—	$—	$13,819	$15,979

Carrying amounts
Balance, December 31, 2022	$—	$108,712	$208,035	$212,514	$529,261
Balance as at December 31, 2023	$—	$119,536	$289,234	$229,857	$638,627
(i)Mine properties include the Ruby Hill Archimedes open pit, fully depleted in 2021.

(ii)Development properties include Granite Creek.
Exploration, evaluation and pre-development properties:

Property	January 1, 2023	Additions	Change in estimate of environmental provision	Transfers	December 31, 2023
McCoy-Cove, Nevada	$61,203	$5,489	$(535)	$—	$66,157
Ruby Hill, Nevada	92,889	—	(813)	—	92,076
Lone Tree, Nevada	52,533	—	(1,123)	—	51,410
Argenta, Nevada	1,410	—	(37)	—	1,373
FAD, Nevada	—	78,218	—	—	78,218
Total	$208,035	$83,707	$(2,508)	$—	$289,234

Property	January 1, 2022	Additions	Change in estimate of environmental provision	Transfers	December 31, 2022
McCoy-Cove, Nevada	$54,105	$—	$(84)	$7,182	$61,203
Ruby Hill, Nevada	103,594	—	(10,705)	—	92,889
Lone Tree, Nevada	65,521	—	(12,988)	—	52,533
Argenta, Nevada	—	241	1,169	—	1,410
Total	$223,220	$241	$(22,608)	$7,182	$208,035
Depreciation, depletion and amortization on property, plant and equipment during the year ended December 31, 2023 and 2022 include amounts allocated to:

	Year ended December 31,
	2023	2022
Depreciation, depletion and amortization	$7,202	$4,528
Recorded in exploration, evaluation and pre-development	112	484
Recorded in general and administrative	444	346
Recorded in property maintenance	1,088	816
Depreciation, depletion and amortization capitalized into properties	102	215
	8,948	6,389
Inventory movement	(3,925)	(212)
Total depletion, depreciation and amortization	$5,023	$6,177
The Company’s leased assets include buildings and vehicles. Right-of-use assets include:

	Buildings	Equipment	Total
As at December 31, 2021	$582	$—	$582
Additions	—	280	280
Depreciation	(212)	(128)	(340)
As at December 31, 2022	370	152	522
Additions	143	100	243
Termination	—	(90)	(90)
Depreciation	(238)	(108)	(346)
As at December 31, 2023	$275	$54	$329
Impairment
The Company regularly reviews the carrying amount of its non-financial assets to determine whether there is any indication that those assets have suffered an impairment loss. Mineral property interests are tested for impairment when events or changes in circumstances indicate that their carrying amount may not be recoverable. In the absence of other factors, a mineral property that has not been actively explored within the past three years and for which no future exploration plans exist will be considered to be impaired. There were no impairments recorded for the year ended December 31, 2023, and 2022.
Acquisitions and option agreements
Argenta Property Acquisition

On November 10, 2022, the Company through its wholly owned subsidiary Argenta LLC ("Argenta") acquired a strategic property package located in Lander Country, Nevada (the “Argenta Property”), that includes water rights, a rail heading, barite deposits, and barite processing infrastructure from Baker Hughes Oilfield Operations LLC for consideration of $3.7 million. The strategic acquisition provides the Company with water rights for development and operation of the McCoy-Cove Project.

The Company determined that the Argenta Property acquisition represents an asset acquisition. The underlying assets purchased and liabilities assumed were recorded at cost allocated based upon their relative fair values at the date of purchase. The table below presents the values of the assets purchased and liabilities assumed on the date of acquisition:

Net assets (liabilities) acquired:
Property, plant and equipment	$3,122
Other assets	1,767
Provision for environmental rehabilitation	(1,169)
Fair value of net assets acquired	$3,720

Granite Creek Project

On April 15, 2021, the Company completed the acquisition of Osgood Mining Company LLC ("Osgood") from Waterton Global Resource Management, Inc. (“Waterton”). Included in consideration paid to Waterton were contingent value rights including a payment to Waterton in the amount of $5.0 million upon the public announcement of a positive production decision related to the Granite Creek Project (underground or open pit), and an additional $5 million upon production of the first ounce of gold (excluding ordinary testing and bulk sampling programs) following a 60 consecutive day period where gold prices have exceeded $2,000 per ounce.

The Osgood acquisition was accounted for as an asset acquisition as management determined that substantially all the fair value of the gross assets acquired were concentrated on the Granite Creek Project mineral property. For contingent consideration and payments related to asset acquisitions, an accounting policy choice exists, and an entity may recognize a liability for the expected variable payments at the time control of the underlying asset is obtained or they may only recognize such a liability as the related activity that gives rise to the variability occurs. For the Osgood acquisition, management did not recognize a liability for contingent payments as the conditions required for these payments had not been met as of the date the assets were acquired.

On May 6, 2022, the Company entered into an agreement to acquire strategic land sections adjoining the Company’s Granite Creek Property from Nevada Gold Mines ("NGM"). The total consideration for the purchase of the property sections consists of a cash payment of $4.0 million and the inclusion of the acquired sections into the existing 10% net profits royalty that NGM held on the existing property. Subsequent to the date of the agreement the 10% net profits royalty was transferred to Gold Royalty as disclosed in Note 9 (c) of these Financial Statements.

In September 2022, the Company paid to Waterton $5.0 million as part of the contingent value rights payment due upon the public announcement of a positive production decision related to the Granite Creek Project. The $5.0 million contingent value rights payment is recorded in property, plant and equipment on the consolidated statements of financial position.

Tabor Exploration and Option Agreement

On August 24, 2020, the Company through its wholly owned subsidiary Au-Reka entered into an option agreement with Renaissance Exploration, Inc. to acquire a 100% interest in the Tabor Project located in Esmeralda County, Nevada. The option agreement is subject to a firm commitment to spend $0.3 million towards exploration activities by the one-year anniversary date that the Company acquires an exploration permit on the property plus initial earn-in option payments of $5.2 million.
Summary of mineral property Net Smelter Return ("NSR") royalties (as at December 31, 2023)

Active properties	NSR (i)
McCoy-Cove, Nevada	1.5% NSR Maverix Metals Inc.
2% NSR Maverix Metals Inc.
2% NSR Chiara
Tabor, Nevada	3% NSR Renaissance
Granite Creek	1-4% NSR Royal Gold/D.M. Duncan
3-5% NSR Royal Gold
2% NSR Franco-Nevada/S&G Pinson
Portions of 7.5% NSR Stoffer/Noceto/Phillips
2% NSR Stoffer/Noceto/Phillips/Murphy/Christison
10% NPI Gold Royalty
2% Franco-Nevada
0.5% NSR Nevada Gold Mines
Lone Tree	5% NSR VEK/Andrus
1% NSR Franco-Nevada Mining Corporation, Inc.
4% NSR Bronco Creek, Inc.
5% NSR Marigold Mining Company
5% NSR Richardson
5% NSR BTF Properties
0.5%-1.5% NSR Newmont USA Limited
Ruby Hill	2.5% NSR Placer Dome U.S. Inc.
3% Biale Trust
4% NSR Asarco Incorporated
3% RG Royalties
Golden Hill	4% NSR Asarco Incorporated
3% NSR RG Royalties
0.5-1.5% NSR Royalty Consolidation Company
3% Biale Trust
4.0% Herrera
2.0% MacKenzie
4.0% Fulton/Wycosky
(i)These royalties are tied to specific mining claims and may not apply to the entire property.